Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

		Registered	Nature of
Name	% Held in ordinary shares	Office	Business

Buzz (Ryanair Sun S.A.)	100	50A Domaniewska Street, 02-672 Warsaw, Poland	Airline operator
Lauda Europe Limited	100	191, Level 3, Triq Marina, Pieta' PTA 9041, Malta	Airline operator
Malta Air Limited	100	191, Level 3, Triq Marina, Pieta’ PTA 9041, Malta	Airline operator
Ryanair DAC	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair UK Limited	100	Enterprise House, 2nd Floor, London Stansted Airport, England	Airline operator

Summary of remuneration paid to senior key management

	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Basic salary and bonus	9.6	9.2	8.7
Pension contributions	0.2	0.2	0.2
NED fees	1.0	1.1	1.1
	10.8	10.5	10.0
Share-based compensation expense (non-cash technical accounting charge)	5.9	4.2	6.5
	16.7	14.7	16.5